Segment Information - Summary of Operating Segments in Geographic Areas (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Sales	£ 3,397	£ 3,869	£ 4,129
Continuing operation [member]
Disclosure of geographical areas [line items]
Sales	3,397	3,869	4,129
Non-current assets	3,486	3,838
Continuing operation [member] | UK [member]
Disclosure of geographical areas [line items]
Sales	319	385	377
Non-current assets	669	694
Continuing operation [member] | Other European countries [member]
Disclosure of geographical areas [line items]
Sales	216	244	246
Non-current assets	129	125
Continuing operation [member] | US [member]
Disclosure of geographical areas [line items]
Sales	2,335	2,417	2,627
Non-current assets	2,362	2,604
Continuing operation [member] | Canada [member]
Disclosure of geographical areas [line items]
Sales	91	105	126
Non-current assets	147	163
Continuing operation [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
Sales	251	441	455
Non-current assets	149	149
Continuing operation [member] | Other countries [member]
Disclosure of geographical areas [line items]
Sales	185	277	£ 298
Non-current assets	£ 30	£ 103